Report of Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Trading assets	314,842	289,159
Derivatives	268,637	229,714
Other financial assets	11,397	14,186
Reinsurance contract assets	4,798	4,728
Total assets	3,017,048	3,038,677	$ 2,949,286
Insurance contract liabilities	107,629	120,851
Reinsurance contract liabilities	701	819
Deferred tax	1,317	1,238
Other liabilities	19,052	21,834
Total liabilities	2,824,775	2,846,067
Total equity	192,273	192,610	$ 185,197	$ 196,318
Total liabilities and equity	3,017,048	3,038,677
Assets held for sale	27,234	114,134
Liabilities of disposal groups held for sale	29,011	108,406
Insurance manufacturing subsidiaries
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	115,322	130,866
Trading assets	0	0
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	104,089	109,363
Derivatives	215	274
– financial investments – at amortised cost	6,030	7,347
– financial assets at fair value through other comprehensive income	79	9,557
Other financial assets	4,909	4,325
Insurance contract assets	118	226
Reinsurance contract assets	5,013	4,871
Other assets and investment properties	28,084	4,617
Total assets	148,537	140,580
Investment Contracts Liabilities At Fair Value	5,931	5,103
Insurance contract liabilities	107,032	120,350
Reinsurance contract liabilities	701	819
Deferred tax	12	4
Other liabilities	27,846	6,573
Total liabilities	141,522	132,849
Total equity	7,015	7,731
Total liabilities and equity	148,537	140,580
Insurance manufacturing subsidiaries | French Life Insurance Business
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Assets held for sale	24,222
Liabilities of disposal groups held for sale	23,420
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life direct participating and investment DPF contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	98,676	113,605
Trading assets	0	0
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	94,327	100,427
Derivatives	207	258
– financial investments – at amortised cost	545	1,351
– financial assets at fair value through other comprehensive income	0	8,859
Other financial assets	3,597	2,710
Insurance contract assets	14	13
Reinsurance contract assets	0	0
Other assets and investment properties	24,647	2,782
Total assets	123,337	116,400
Investment Contracts Liabilities At Fair Value	0	0
Insurance contract liabilities	102,605	116,389
Reinsurance contract liabilities	0	0
Deferred tax	0	0
Other liabilities	21,772	0
Total liabilities	124,377	116,389
Total equity	0	0
Total liabilities and equity	124,377	116,389
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Life other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	4,452	3,753
Trading assets	0	0
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,233	3,593
Derivatives	7	10
– financial investments – at amortised cost	90	67
– financial assets at fair value through other comprehensive income	0	0
Other financial assets	122	83
Insurance contract assets	104	213
Reinsurance contract assets	5,013	4,871
Other assets and investment properties	64	164
Total assets	9,633	9,001
Investment Contracts Liabilities At Fair Value	0	0
Insurance contract liabilities	4,427	3,961
Reinsurance contract liabilities	701	819
Deferred tax	0	1
Other liabilities	39	0
Total liabilities	5,167	4,781
Total equity	0	0
Total liabilities and equity	5,167	4,781
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	6,227	5,812
Trading assets	0	0
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,839	4,177
Derivatives	1	0
– financial investments – at amortised cost	1,060	1,157
– financial assets at fair value through other comprehensive income	6	5
Other financial assets	321	473
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	36	35
Total assets	6,263	5,847
Investment Contracts Liabilities At Fair Value	5,931	5,103
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	5,931	5,103
Total equity	0	0
Total liabilities and equity	5,931	5,103
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Financial assets	5,967	7,696
Trading assets	0	0
financial assets designated and otherwise mandatorily measured at fair value through profit or loss	690	1,166
Derivatives	0	6
– financial investments – at amortised cost	4,335	4,772
– financial assets at fair value through other comprehensive income	73	693
Other financial assets	869	1,059
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	3,337	1,636
Total assets	9,304	9,332
Investment Contracts Liabilities At Fair Value	0	0
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax	12	3
Other liabilities	6,035	6,573
Total liabilities	6,047	6,576
Total equity	7,015	7,731
Total liabilities and equity	$ 13,062	$ 14,307